UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21201
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                         UBS Technology Partners L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
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                   Date of fiscal year end: December 31, 2004
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                  Date of reporting period: September 30, 2004
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                                                                                     UBS TECHNOLOGY PARTNERS, L.L.C.
                                                                                          SCHEDULE OF PORTFOLIO INVESTMENTS IN FUNDS
                                                                                                                         (UNAUDITED)
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                                                                                                                  SEPTEMBER 30, 2004

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                                                                REALIZED AND
                                                                 UNREALIZED                            % OF
                                                              GAIN/(LOSS) FROM                        MEMBERS'
INVESTMENT FUND:                                COST             INVESTMENTS         FAIR VALUE        CAPITAL       LIQUIDITY
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Andor Technology Perennial Fund, L.P.*               --         ($2,997,304)          $ 11,856,088       2.97%       Quarterly
Andor Technology Small Cap Fund, L.P.**      11,500,000          (1,182,263)            12,611,297       3.16%       Quarterly
Artis Technology Qualified Partners, L.P.    25,250,000           1,215,579             29,975,554       7.50%       Quarterly
Artis Technology Qualified 2X, L.P.           5,750,000             161,678              5,911,678       1.48%       Quarterly
Bowman Capital Founders Private               2,152,335             (53,814)               118,914       0.03%          ***
Cavalry Technology, L.P.                     30,000,000          (2,024,656)            33,710,557       8.43%       Quarterly
Chilton New Area Partners, L.P.              45,000,000          (3,450,083)            45,160,440      11.30%        Annually
Coatue Qualified Partners, LP                34,000,000             915,002             35,083,362       8.78%       Quarterly
Grange Park Technology Fund, L.P.            18,500,000          (1,161,006)            18,790,239       4.70%       Quarterly
Intrepid Capital Fund (QP), L.P.             23,312,000           1,810,857             40,700,778      10.18%       Quarterly
Kaintuck Opportunity Fund B, L.L.C.          18,000,000             129,700             18,579,816       4.65%        Annually
Loch Fund, L.P.                              25,550,000             822,174             26,729,914       6.69%       Quarterly
Minot Capital II, L.P.                       32,500,000          (2,935,101)            32,081,629       8.03%       Quarterly
Mosaic Technology Fund, L.P.                  3,000,000            (431,776)             3,004,000       0.75%       Quarterly
Mosaic Technology Fund II, L.P.               6,000,000            (816,691)             6,039,000       1.51%       Quarterly
TCS Capital II, L.P.                         25,000,000           3,621,433             29,308,952       7.33%       Quarterly
Tiger Technology Fund, L.P.                  10,000,000           2,198,180             17,518,532       4.38%        Annually
Sidus Investments, Ltd. Series A2            10,000,000            (624,416)             9,375,584       2.35%       Quarterly
Sidus Investments, Ltd. Series A3             5,000,000            (283,808)             4,716,192       1.18%       Quarterly
Sidus Investments, Ltd. Series A10           10,000,000             106,935             10,106,935       2.53%       Quarterly
Redeemed Investment Funds                            --             457,515                     --         --
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TOTAL                                     $ 340,514,335          (4,521,865)         $ 391,379,461      97.93%
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OTHER ASSETS, LESS LIABILITIES                                                           8,311,447       2.07%
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MEMBERS' CAPITAL                                                                     $ 399,690,908     100.00%
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*  Formerly, Pequot Technology Perennial Fund, L.P.
** Initial lock-up is three years from initial investment; approximately six months remaining.
***The liquidity of the Fund's investments is driven by the Investment Fund's ability to liquidate its Private Investments.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       UBS Technology Partners L.L.C.
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By (Signature and Title)*  /s/ Mitchell Tanzman
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                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date               November 18, 2004
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By (Signature and Title)*  /s/ Gregory Brousseau
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                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date               November 18, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mitchell Tanzman
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                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date               November 18, 2004
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By (Signature and Title)*  /s/ Gregory Brousseau
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                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date               November 18, 2004
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By (Signature and Title)*  /s/ Michael Mascis
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                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date               November 18, 2004
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* Print the name and title of each signing officer under his or her signature.